CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY - USD ($) $ in Thousands	Ordinary shares	Treasury shares	Additional paid-in capital	Accumulated deficit	Statutory reserves	Accumulated other comprehensive losses	Total iClick Interactive Asia Group Limited shareholders' equity	Non-controlling interests	Total
Beginning balance at Dec. 31, 2020	$ 46		$ 492,400	$ (207,606)	$ 81	$ (2,478)	$ 272,102	$ 6,986	$ 279,088
Beginning balance (in shares) at Dec. 31, 2020	45,816,823
Treasury shares, beginning (in shares) at Dec. 31, 2020		2,396,372
Treasury shares, beginning at Dec. 31, 2020		$ (10,341)
Reissuance of treasury shares upon exercise of employee share options and vesting of RSUs	$ 1	$ 120	540				661		661
Reissuance of treasury shares upon exercise of employee share options and vesting of restricted share units ("RSUs") (in shares)	677,530	(677,530)
Share-based compensation expense			11,969				11,969		11,969
Issuance of shares upon vesting of RSUs (in shares)	572,500
Repurchase of ordinary shares		$ (10,687)					(10,687)		(10,687)
Repurchase of ordinary shares (in shares)		604,960
Issuance of ordinary shares upon subscription from Baozun Inc.	$ 1		18,539				18,540		18,540
Issuance of ordinary shares upon subscription from Baozun Inc. (in shares)	649,349
Issuance of ordinary shares upon settlement for contingent consideration payable			2,060				2,060		2,060
Issuance of ordinary shares upon settlement for contingent consideration payable (in shares)	183,740
Business combination								3,072	3,072
Net loss for the year				(13,631)			(13,631)	(2,967)	(16,598)
Foreign currency translation						3,338	3,338	146	3,484
Ending balance at Dec. 31, 2021	$ 48		525,508	(221,237)	81	860	284,352	7,237	291,589
Ending balance (in shares) at Dec. 31, 2021	47,899,942
Treasury shares, ending (in shares) at Dec. 31, 2021		2,323,802
Treasury shares, ending at Dec. 31, 2021		$ (20,908)
Reissuance of treasury shares upon exercise of employee share options and vesting of RSUs		$ 25	43				68		68
Reissuance of treasury shares upon exercise of employee share options and vesting of restricted share units ("RSUs") (in shares)	139,871	(139,871)
Share-based compensation expense			3,794				3,794		3,794
Issuance of shares upon vesting of RSUs (in shares)	345,000
Repurchase of ordinary shares		$ (7,574)					(7,574)		(7,574)
Repurchase of ordinary shares (in shares)		3,659,404
Purchase of interests in subsidiaries from non-controlling interests	$ 1		110				111	(833)	(722)
Purchase of interests in subsidiaries from non-controlling interests (in shares)	386,415
Net loss for the year				(200,875)			(200,875)	(1,931)	(202,806)
Foreign currency translation						(4,946)	(4,946)	(114)	(5,060)
Ending balance at Dec. 31, 2022	$ 49		529,455	(422,112)	81	(4,086)	74,930	4,359	$ 79,289
Ending balance (in shares) at Dec. 31, 2022	48,771,228
Treasury shares, ending (in shares) at Dec. 31, 2022		5,843,335							5,843,335
Treasury shares, ending at Dec. 31, 2022		$ (28,457)							$ (28,457)
Reissuance of treasury shares upon exercise of employee share options and vesting of RSUs		$ 15	(15)
Reissuance of treasury shares upon exercise of employee share options and vesting of restricted share units ("RSUs") (in shares)	79,136	(79,136)
Share-based compensation expense			1,082				1,082		1,082
Issuance of shares upon vesting of RSUs (in shares)	275,000
Repurchase of ordinary shares		$ (214)					(214)		(214)
Repurchase of ordinary shares (in shares)		634,415
Purchase of interests in subsidiaries from non-controlling interests	$ 1		(1)
Purchase of interests in subsidiaries from non-controlling interests (in shares)	(386,419)
Net loss for the year				(38,690)			(38,690)	(180)	(38,870)
Change in net retirement benefits plan - prior service cost						(32)	(32)		(32)
Foreign currency translation						49	49	(52)	(3)
Ending balance at Dec. 31, 2023	$ 50		$ 530,521	$ (460,802)	$ 81	$ (4,069)	$ 37,125	$ 4,127	$ 41,252
Ending balance (in shares) at Dec. 31, 2023	49,511,783
Treasury shares, ending (in shares) at Dec. 31, 2023		(6,398,614)							6,398,616
Treasury shares, ending at Dec. 31, 2023		$ (28,656)							$ (28,656)